Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)			3 Months Ended	6 Months Ended
	Aug. 14, 2020	Aug. 11, 2020	Sep. 30, 2020	Dec. 31, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering unit (in Shares)				120,800,000
Shares Issued Price Per Share (in Dollars per share)				$ 10.00
Gross Proceeds				$ 120,750,000
Description of business acquisition				The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
Business Combination of voting percentage				50.00%
Redeem Share Percentage				100.00%
Interest to pay				$ 100,000
Share Price (in Dollars per share)				$ 10.00
Trust account, description				In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Proceeds from sponsor			$ 200,000	$ 200,000
Pipe Investors [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of shares subscribed (in Shares)				9,506,000
Purchase price				$ 95,060,000
2021 Stock Option and Incentive Plan [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Issuance of share (in Shares)				4,264,341
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial offering period		The registration statement for the Company’s Initial Public Offering became effective on August 11, 2020.
Initial public offering unit (in Shares)	12,075,000
Issuance of share (in Shares)	1,575,000
Shares Issued Price Per Share (in Dollars per share)	$ 10.00
Gross Proceeds	$ 120,800,000
Offering costs	7,100,000
Deferred underwriting commissions	$ 4,200,000
Percentage held trust account				80.00%
Property plant and equipment net				$ 5,000,001
Number of shares subscribed (in Shares)	12,075,000
Private placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering unit (in Shares)				441,500
Shares Issued Price Per Share (in Dollars per share)				$ 10.00
Gross Proceeds				$ 4,400,000
Liquidity and Capital Resources [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Operating bank account				1,200,000
Interest income available in the trust account				5,000
Working Capital				740,000
Capital contribution purchase				25,000
Proceeds from sponsor				$ 200,000
Merger Consideration [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of common stock held in escrow (in Shares)				2,150,000
Public Stockholders [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Public price per share (in Dollars per share)				$ 10.00
Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering unit (in Shares)				441,500
Shares Issued Price Per Share (in Dollars per share)			$ 12.00
Pro rate portion of shares (in Shares)				17,942,274